RESTRICTED CASH	12 Months Ended
Dec. 31, 2017
Disclosure Of Restricted Cash [Abstract]
Disclosure of restricted cash and cash equivalents [text block]
7.	RESTRICTED CASH

As at December 31, 2017, the Company had total restricted cash of $Nil (2016 – $83,878), since the Loan Facility was fully repaid on December 11, 2017. On the date of termination of the Loan Facility, restricted cash became unrestricted. The amounts held in the restricted proceeds and other reserve accounts in 2016 were restricted for the use of funding the Company’s share of expenditures for the GK Mine, and other Loan Facility requirements (Note 10).